SEGMENT INFORMATION (Tables)	6 Months Ended
Jun. 30, 2013
SEGMENT INFORMATION [Abstract]
Revenue By Geographic Region
	Three Month	Three Month	Six Month	Six Month
	Period ended	Period ended	Period ended	Period ended
	June 30, 2013	June 30, 2012	June 30, 2013	June 30, 2012
	($ '000)	($ '000)	($ '000)	($ '000)
	(unaudited)	(unaudited)	(unaudited)	(unaudited)
Asia	$39,057	$32,022	$76,681	$63,313
Europe	5,341	3,923	8,828	8,298
United States	2,659	—	5,720	51
Total	$47,057	$35,945	$91,229	$71,662